Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001386716
Registrant Name	Star Bulk Carriers Corp.
Registration File Number	333-286185
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES